Fair Value Measurements - Preferred stock warrant liability (Details) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Apr. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Changes in fair value					$ (6,084,000)
Change in fair value of warrant liabilities			$ (2,600,000)	$ 4,977,000	(6,084,000)	$ 7,051,000	$ 12,406,208	$ (7,602,367)
Warrant liability, current								15,821,000
Warrant liability, noncurrent			$ 1,130,000		1,130,000
Gelesis
Change in fair value of warrant liabilities								7,646,000	$ 1,466,000
Warrant liability, current							600,000	15,800,000	600,000
Warrant liability, noncurrent							11,500,000		11,500,000
Gelesis | One Srl
Warrant liability, beginning					5,973,000
Change in fair value of warrant liabilities								167,000	200,000
Warrant liability, ending								5,973,000
Warrant liability, noncurrent								4,312,000
Gelesis | Warrant Liability [Member]
Warrant liability, beginning					15,821,000	12,099,000		12,099,000	15,996,000
Issuance									745,000
Changes in fair value									1,466,000
Extinguishment									(5,973,000)
Exercise									(135,000)
Exercise of warrants								(3,924,000)
Change in fair value of warrant liabilities								7,646,000
Warrant liability, ending							12,099,000	15,821,000	12,099,000
Gelesis | Series A-1
Exercise of warrants	$ 900,000
Gelesis | Series A-1 | Warrant Liability [Member]
Warrant liability, beginning						581,000		581,000	485,000
Changes in fair value									96,000
Exercise of warrants								(937,000)
Change in fair value of warrant liabilities								356,000
Warrant liability, ending							581,000		581,000
Gelesis | Series A3 Redeemable Convertible Preferred Stock [Member]
Exercise of warrants		$ 3,000,000.0
Gelesis | Series A3 Redeemable Convertible Preferred Stock [Member] | Warrant Liability [Member]
Warrant liability, beginning						2,896,000		2,896,000	2,541,000
Changes in fair value									355,000
Exercise of warrants								(2,987,000)
Change in fair value of warrant liabilities								91,000
Warrant liability, ending							2,896,000		2,896,000
Gelesis | Series A4 Redeemable Convertible Preferred Stock [Member] | Warrant Liability [Member]
Warrant liability, beginning					$ 15,821,000	$ 8,622,000		8,622,000	7,686,000
Changes in fair value									1,071,000
Exercise									(135,000)
Change in fair value of warrant liabilities								7,199,000
Warrant liability, ending							$ 8,622,000	$ 15,821,000	8,622,000
Gelesis | Series 3 Growth
Change in fair value of warrant liabilities									744,000
Gelesis | Series 3 Growth | Warrant Liability [Member]
Warrant liability, beginning									4,631,000
Changes in fair value									1,342,000
Extinguishment									(5,973,000)
Gelesis | Series 4 Growth | Warrant Liability [Member]
Warrant liability, beginning									653,000
Issuance									745,000
Changes in fair value									$ (1,398,000)